Investments in Associates and Joint Ventures - Summarized Financial Information of PG1 (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements of Financial Position:
Noncurrent assets	₱ 539,396	₱ 542,833
Current assets	70,123	81,329
Noncurrent liabilities	(302,460)	(263,199)
Current liabilities	(196,673)	(247,002)
Deficit	(110,386)	(113,961)	₱ (127,465)	₱ (119,665)
PG1 [Member]
Statements of Financial Position:
Noncurrent assets	3,103	3,283
Current assets	155	123
Noncurrent liabilities	(3,152)	(3,146)
Current liabilities	(1,210)	(847)
Deficit	₱ (1,104)	₱ (587)